Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,496,589	1,495,589
Common stock, shares outstanding	1,496,589	1,495,589